Financial Instruments Risk Management - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	£ 41,912,000	£ 60,264,000	£ 87,356,000	£ 51,962,000
Interest Rate Risk [member]
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	£ 41,900,000	60,300,000
Increase in interest rates	0.50%
Increase in interest income on cash and cash equivalents held on variable and short term fixed rate deposits	£ 169,000	278,000
Currency Risk [member]
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	£ 27,924,000	41,371,000
Percentage of increase in foreign exchange rate	1.00%
Reduction in financial assets and liabilities in foreign currencies	£ 283,000	£ 417,000